Other comprehensive income (loss) - Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 40,739	$ 41,567	$ 39,429
Adjusted balance				$ 40,739	$ 41,537
Change in accumulated other comprehensive income (loss)	623	(812)	1,408
Ending balance	41,585	40,739	41,567
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,915)	(1,613)	(2,451)
Adjusted balance				(1,800)	(1,613)
Change in accumulated other comprehensive income (loss)	148	(302)	838
Ending balance	(1,652)	(1,915)	(1,613)
Accumulated defined benefits adjustment | Pension Benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,005)	(887)	(1,306)
Adjusted balance				(1,218)	(887)
Change in accumulated other comprehensive income (loss)	(57)	(118)	419
Ending balance	(1,275)	(1,005)	(887)
Accumulated defined benefits adjustment | Other post-retirement benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(52)	(50)	(42)
Adjusted balance				(52)	(50)
Change in accumulated other comprehensive income (loss)	3	(2)	(8)
Ending balance	(49)	(52)	(50)
Unrealized gain (loss) on assets available-for-sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(196)	186	36
Adjusted balance				(190)	184
Change in accumulated other comprehensive income (loss)	526	(380)	150
Ending balance	336	(196)	186
Unrealized gain (loss) on cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(3)	7	(2)
Adjusted balance				(1)	7
Change in accumulated other comprehensive income (loss)	3	(10)	9
Ending balance	2	(3)	7
Total accumulated other comprehensive income (loss), net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(3,171)	(2,357)	(3,765)
Adjusted balance				(3,261)	(2,359)
Change in accumulated other comprehensive income (loss)	623	(812)	1,408
Ending balance	$ (2,638)	$ (3,171)	$ (2,357)
ASU 2017-12
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU					25
ASU 2017-12 | Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU					0
ASU 2017-12 | Accumulated defined benefits adjustment | Pension Benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU					0
ASU 2017-12 | Accumulated defined benefits adjustment | Other post-retirement benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU					0
ASU 2017-12 | Unrealized gain (loss) on assets available-for-sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU					(2)
ASU 2017-12 | Unrealized gain (loss) on cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU					0
ASU 2017-12 | Total accumulated other comprehensive income (loss), net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU					$ (2)
ASU 2018-02 | Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU				115
ASU 2018-02 | Accumulated defined benefits adjustment | Pension Benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU				(213)
ASU 2018-02 | Accumulated defined benefits adjustment | Other post-retirement benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU				0
ASU 2018-02 | Unrealized gain (loss) on assets available-for-sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU				6
ASU 2018-02 | Unrealized gain (loss) on cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU				2
ASU 2018-02 | Total accumulated other comprehensive income (loss), net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU				$ (90)